SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT
32.	SUBSEQUENT EVENT

In December 2014, the Company entered into an agreement to acquire 8.89 million issued ordinary shares of Forgame Holdings Limited ("Forgame") for a total consideration of HK$124,506,200 in cash (equivalent to approximately US$16.4 million). The acquisition was completed in January 2015 and the investment represented 7% equity interest in Forgame. As the Company has no significant influence over Forgame and Forgame is a listed company in Hong Kong, this investment will be recorded as available-for-sale securities.